LOANS AND PAYMENT PLAN RECEIVABLES, Loan Ratings by Loan Class, Commercial, Mortgage and Installment Segments (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Loan ratings/credit scores by loan class [Abstract]
Commercial		$ 1,144,481	$ 853,260
Accrued interest included in total		8,538	6,501
Commercial [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		1,147,892	855,560
Accrued interest included in total		3,411	2,300
Commercial [Member] | Non-Watch 1-6 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		1,082,510	822,561
Accrued interest included in total		3,107	2,198
Commercial [Member] | Watch 7-8 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		57,184	29,704
Accrued interest included in total		174	94
Commercial [Member] | Substandard Accrual 9 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		5,777	2,649
Accrued interest included in total		130	8
Commercial [Member] | Non Accrual 10-11 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		2,421	646
Accrued interest included in total		0	0
Commercial [Member] | Income Producing - Real Estate [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		388,773	290,496
Commercial [Member] | Income Producing - Real Estate [Member] | Non-Watch 1-6 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		375,142	288,869
Commercial [Member] | Income Producing - Real Estate [Member] | Watch 7-8 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		13,387	1,293
Commercial [Member] | Income Producing - Real Estate [Member] | Substandard Accrual 9 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		200	304
Commercial [Member] | Income Producing - Real Estate [Member] | Non Accrual 10-11 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		44	30
Commercial [Member] | Land, Land Development and Construction Real Estate [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		84,458	70,191
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | Non-Watch 1-6 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		76,120	70,122
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | Watch 7-8 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		8,328	60
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | Substandard Accrual 9 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		0	0
Commercial [Member] | Land, Land Development and Construction Real Estate [Member] | Non Accrual 10-11 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		10	9
Commercial [Member] | Commercial and Industrial [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		674,661	494,873
Commercial [Member] | Commercial and Industrial [Member] | Non-Watch 1-6 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		631,248	463,570
Commercial [Member] | Commercial and Industrial [Member] | Watch 7-8 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		35,469	28,351
Commercial [Member] | Commercial and Industrial [Member] | Substandard Accrual 9 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		5,577	2,345
Commercial [Member] | Commercial and Industrial [Member] | Non Accrual 10-11 [Member]
Loan ratings/credit scores by loan class [Abstract]
Commercial		2,367	607
Mortgage [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	121,012	104,159
750-799	[1]	476,484	360,260
700-749	[1]	252,126	198,667
650-699	[1]	114,460	106,479
600-649	[1]	41,748	31,813
550-599	[1]	17,301	19,482
500-549	[1]	9,789	12,110
Under 500	[1]	3,155	3,463
Unknown	[1]	10,912	16,375
Total	[1]	1,046,987	852,808
Accrued interest included in total	[1]	4,097	3,278
Mortgage [Member] | 1-4 Family [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	94,492	78,523
750-799	[1]	384,344	283,558
700-749	[1]	202,440	154,239
650-699	[1]	91,847	84,121
600-649	[1]	34,342	25,087
550-599	[1]	13,771	15,136
500-549	[1]	8,439	9,548
Under 500	[1]	2,533	2,549
Unknown	[1]	8,236	14,472
Total	[1]	840,444	667,233
Accrued interest included in total	[1]	3,079	2,456
Mortgage [Member] | Resort Lending [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	10,898	11,625
750-799	[1]	36,542	36,015
700-749	[1]	17,282	22,099
650-699	[1]	9,945	12,145
600-649	[1]	3,088	3,025
550-599	[1]	1,867	2,710
500-549	[1]	106	1,009
Under 500	[1]	143	269
Unknown	[1]	1,910	1,659
Total	[1]	81,781	90,556
Accrued interest included in total	[1]	363	371
Mortgage [Member] | Home Equity - 1st Lien [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	6,784	6,169
750-799	[1]	17,303	16,561
700-749	[1]	9,155	7,317
650-699	[1]	3,987	2,793
600-649	[1]	959	1,189
550-599	[1]	427	518
500-549	[1]	418	397
Under 500	[1]	98	260
Unknown	[1]	113	157
Total	[1]	39,244	35,361
Accrued interest included in total	[1]	199	157
Mortgage [Member] | Home Equity - 2nd Lien [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	8,838	7,842
750-799	[1]	38,295	24,126
700-749	[1]	23,249	15,012
650-699	[1]	8,681	7,420
600-649	[1]	3,359	2,512
550-599	[1]	1,236	1,118
500-549	[1]	826	1,156
Under 500	[1]	381	385
Unknown	[1]	653	87
Total	[1]	85,518	59,658
Accrued interest included in total	[1]	456	294
Installment [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	48,026	40,985
750-799	[1]	208,972	158,147
700-749	[1]	87,978	70,941
650-699	[1]	28,162	26,583
600-649	[1]	7,668	7,840
550-599	[1]	3,360	3,794
500-549	[1]	1,775	1,641
Under 500	[1]	548	377
Unknown	[1]	9,690	6,642
Total	[1]	396,179	316,950
Accrued interest included in total	[1]	1,030	923
Installment [Member] | Home Equity - 1st Lien [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	555	815
750-799	[1]	1,502	1,912
700-749	[1]	1,582	1,825
650-699	[1]	1,606	1,840
600-649	[1]	996	1,567
550-599	[1]	759	950
500-549	[1]	384	499
Under 500	[1]	51	32
Unknown	[1]	2	15
Total	[1]	7,437	9,455
Accrued interest included in total	[1]	28	39
Installment [Member] | Home Equity - 2nd Lien [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	235	825
750-799	[1]	1,642	1,952
700-749	[1]	1,682	2,142
650-699	[1]	1,217	2,036
600-649	[1]	1,272	1,065
550-599	[1]	658	1,028
500-549	[1]	229	303
Under 500	[1]	6	88
Unknown	[1]	103	32
Total	[1]	7,044	9,471
Accrued interest included in total	[1]	25	43
Installment [Member] | Boat Lending [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	20,767	15,531
750-799	[1]	100,191	73,251
700-749	[1]	35,455	28,922
650-699	[1]	10,581	9,179
600-649	[1]	1,657	2,052
550-599	[1]	652	640
500-549	[1]	286	281
Under 500	[1]	266	57
Unknown	[1]	39	59
Total	[1]	169,894	129,972
Accrued interest included in total	[1]	403	346
Installment [Member] | Recreational Vehicle Lending [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	20,197	16,754
750-799	[1]	74,154	52,610
700-749	[1]	24,890	17,993
650-699	[1]	4,918	4,270
600-649	[1]	992	754
550-599	[1]	453	305
500-549	[1]	225	83
Under 500	[1]	7	6
Unknown	[1]	0	35
Total	[1]	125,836	92,810
Accrued interest included in total	[1]	311	254
Installment [Member] | Other [Member]
Loan ratings/credit scores by loan class [Abstract]
800 and above	[1]	6,272	7,060
750-799	[1]	31,483	28,422
700-749	[1]	24,369	20,059
650-699	[1]	9,840	9,258
600-649	[1]	2,751	2,402
550-599	[1]	838	871
500-549	[1]	651	475
Under 500	[1]	218	194
Unknown	[1]	9,546	6,501
Total	[1]	85,968	75,242
Accrued interest included in total	[1]	$ 263	$ 241

[1]	Credit scores have been updated within the last twelve months.